UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (94.5%)(a)
	Shares	Value

Aerospace and defense (1.4%)

AeroVironment, Inc.(NON)	44,200	$1,032,512

Alliant Techsystems, Inc.	9,444	437,446

Ceradyne, Inc.(S)	40,600	893,200

Cubic Corp.	26,000	1,257,620

Teledyne Technologies, Inc.(NON)	17,072	1,063,586

		4,684,364
Air freight and logistics (0.2%)

HUB Group, Inc. Class A(NON)	19,519	580,690

		580,690
Airlines (0.7%)

Allegiant Travel Co.(NON)	15,500	1,101,430

Republic Airways Holdings, Inc.(NON)	242,200	1,102,010

		2,203,440
Auto components (1.1%)

Autoliv, Inc. (Sweden)	32,443	1,835,301

BorgWarner, Inc.(NON)(S)	18,363	1,232,157

Superior Industries International, Inc.(S)	41,483	708,944

		3,776,402
Beverages (0.2%)

Coca-Cola Bottling Co. Consolidated	10,800	725,436

		725,436
Biotechnology (0.5%)

Cubist Pharmaceuticals, Inc.(NON)	38,461	1,656,131

		1,656,131
Capital markets (3.4%)

Affiliated Managers Group(NON)(S)	7,600	848,084

E*Trade Financial Corp.(NON)	128,400	979,692

Federated Investors, Inc. Class B(S)	53,713	1,080,168

Jefferies Group, Inc.	140,785	1,765,444

Legg Mason, Inc.	35,000	858,200

SEI Investments Co.(S)	167,800	3,554,004

Waddell & Reed Financial, Inc. Class A(S)	77,122	2,243,479

		11,329,071
Chemicals (3.8%)

American Vanguard Corp.(S)	42,600	996,414

Ashland, Inc.(S)	17,919	1,261,318

Cytec Industries, Inc.	19,388	1,193,525

Eastman Chemical Co.	24,838	1,298,531

FMC Corp.(S)	20,806	1,138,088

Innophos Holdings, Inc.(S)	30,600	1,773,882

International Flavors & Fragrances, Inc.	17,162	956,610

LSB Industries, Inc.(NON)	9,800	314,874

Methanex Corp. (Canada)	46,259	1,275,361

Valspar Corp.	47,154	2,367,131

		12,575,734
Commercial banks (6.8%)

Bancorp, Inc. (The)(NON)	379,303	3,546,483

Bond Street Holdings, LLC 144A Class A(F)(NON)	38,819	834,609

City Holding Co.	21,199	700,627

City National Corp.(S)	31,818	1,567,991

Cullen/Frost Bankers, Inc.(S)	7,474	413,387

East West Bancorp, Inc.	194,332	4,236,438

First Citizens BancShares, Inc. Class A	13,744	2,258,002

International Bancshares Corp.	66,261	1,214,564

OmniAmerican Bancorp, Inc.(NON)	47,600	999,124

Popular, Inc. (Puerto Rico)(NON)	63,660	959,356

Sandy Spring Bancorp, Inc.	20,400	363,324

Signature Bank(NON)	13,500	870,750

SVB Financial Group(NON)	17,636	1,019,537

Union First Market Bankshares Corp.	50,445	770,295

Valley National Bancorp	126,598	1,177,361

Virginia Commerce Bancorp, Inc.(NON)	90,300	728,721

Webster Financial Corp.(S)	50,190	1,029,899

		22,690,468
Commercial services and supplies (1.3%)

Deluxe Corp.(S)	69,146	1,958,215

Portfolio Recovery Associates, Inc.(NON)	14,100	1,193,988

R. R. Donnelley & Sons Co.(S)	83,500	1,012,020

		4,164,223
Communications equipment (1.9%)

F5 Networks, Inc.(NON)(S)	25,200	2,353,176

Netgear, Inc.(NON)(S)	43,200	1,496,016

Polycom, Inc.(NON)	288,554	2,521,962

		6,371,154
Computers and peripherals (0.2%)

QLogic Corp.(NON)	70,942	818,671

		818,671
Construction and engineering (1.2%)

Aecom Technology Corp.(NON)	56,600	917,486

Chicago Bridge & Iron Co., NV (Netherlands)(S)	60,739	2,170,812

Tutor Perini Corp.(NON)	69,154	785,589

		3,873,887
Containers and packaging (0.8%)

Boise, Inc.	166,200	1,229,880

Sealed Air Corp.	52,614	852,347

Sonoco Products Co.	23,348	707,678

		2,789,905
Diversified consumer services (1.7%)

Apollo Group, Inc. Class A(NON)(S)	30,900	840,480

ITT Educational Services, Inc.(NON)(S)	15,800	613,356

Sotheby's Holdings, Inc. Class A(S)	113,600	3,334,160

Weight Watchers International, Inc.(S)	19,000	961,400

		5,749,396
Diversified financial services (0.4%)

NBH Holdings Co. 144A Class A(NON)	66,250	1,175,938

		1,175,938
Electric utilities (1.2%)

FirstEnergy Corp.	27,583	1,385,218

Pepco Holdings, Inc.	52,600	1,049,896

PNM Resources, Inc.	67,477	1,403,522

		3,838,636
Electrical equipment (2.8%)

AMETEK, Inc.(S)	77,160	2,391,960

AZZ, Inc.(S)	55,000	1,689,050

Hubbell, Inc. Class B	38,115	3,136,102

Regal-Beloit Corp.	12,896	830,116

Roper Industries, Inc.	11,250	1,118,813

		9,166,041
Electronic equipment, instruments, and components (0.3%)

Dolby Laboratories, Inc. Class A(NON)	29,500	1,039,875

		1,039,875
Energy equipment and services (3.3%)

Atwood Oceanics, Inc.(NON)(S)	40,400	1,799,012

Helix Energy Solutions Group, Inc.(NON)(S)	85,600	1,530,528

Key Energy Services, Inc.(NON)(S)	274,058	2,195,205

Oil States International, Inc.(NON)	20,851	1,515,868

Parker Drilling Co.(NON)	284,400	1,316,772

Superior Energy Services(NON)	63,900	1,384,713

Unit Corp.(NON)	30,851	1,226,636

		10,968,734
Food and staples retail (0.2%)

Nash Finch Co.	36,423	697,865

		697,865
Food products (0.4%)

Fresh Del Monte Produce, Inc.	58,900	1,443,050

		1,443,050
Health-care equipment and supplies (1.6%)

Align Technology, Inc.(NON)(S)	58,200	1,976,472

Cyberonics, Inc.(NON)	21,700	939,610

Hill-Rom Holdings, Inc.	53,846	1,408,073

SurModics, Inc.(NON)	67,251	1,071,981

		5,396,136
Health-care providers and services (5.4%)

Amedisys, Inc.(NON)(S)	141,709	1,727,433

AMN Healthcare Services, Inc.(NON)	170,366	994,937

Chemed Corp.(S)	38,700	2,429,199

Coventry Health Care, Inc.	47,800	1,593,174

Health Net, Inc.(NON)	44,500	979,890

Healthways, Inc.(NON)	241,685	2,709,289

Kindred Healthcare, Inc.(NON)(S)	159,900	1,514,253

LifePoint Hospitals, Inc.(NON)	24,700	941,564

Molina Healthcare, Inc.(NON)(S)	116,567	2,845,400

Omnicare, Inc.(S)	52,589	1,651,820

Universal American Corp.(NON)	76,900	689,024

		18,075,983
Hotels, restaurants, and leisure (1.1%)

Cheesecake Factory, Inc. (The)(NON)(S)	111,600	3,740,832

		3,740,832
Household durables (2.6%)

CSS Industries, Inc.	6,622	124,096

Harman International Industries, Inc.(S)	55,200	2,227,320

Helen of Troy, Ltd. (Bermuda)(NON)	88,516	2,696,197

NVR, Inc.(NON)	1,469	1,136,977

Tempur-Pedic International, Inc.(NON)	24,300	692,307

Whirlpool Corp.(S)	25,400	1,716,024

		8,592,921
Household products (0.6%)

Energizer Holdings, Inc.(NON)	25,000	1,944,250

		1,944,250
Insurance (4.0%)

American Financial Group, Inc.(S)	25,883	976,048

Amerisafe, Inc.(NON)	14,896	371,879

Aspen Insurance Holdings, Ltd.	36,575	1,051,166

Endurance Specialty Holdings, Ltd. (Bermuda)	26,179	907,626

Hanover Insurance Group, Inc. (The)	47,834	1,677,538

HCC Insurance Holdings, Inc.(S)	30,707	940,862

RenaissanceRe Holdings, Ltd.	14,537	1,075,593

Safety Insurance Group, Inc.	29,845	1,264,831

SeaBright Insurance Holdings, Inc.	39,845	335,893

Selective Insurance Group	82,873	1,430,388

Stancorp Financial Group(S)	29,422	875,599

Validus Holdings, Ltd.	26,148	850,594

W.R. Berkley Corp.	45,687	1,673,515

		13,431,532
Internet software and services (1.7%)

IAC/InterActiveCorp.	45,929	2,416,325

Open Text Corp. (Canada)(NON)	40,000	1,800,000

ValueClick, Inc.(NON)	89,837	1,411,339

		5,627,664
IT Services (2.6%)

Alliance Data Systems Corp.(NON)	20,528	2,668,640

DST Systems, Inc.	34,500	1,859,550

Global Payments, Inc.	34,995	1,498,486

NeuStar, Inc. Class A(NON)	76,826	2,720,409

		8,747,085
Leisure equipment and products (0.3%)

Polaris Industries, Inc.	14,166	1,064,717

		1,064,717
Life sciences tools and services (1.2%)

Bio-Rad Laboratories, Inc. Class A(NON)	23,900	2,299,419

Parexel International Corp.(NON)	64,300	1,769,536

		4,068,955
Machinery (5.4%)

Actuant Corp. Class A(S)	80,800	2,299,568

AGCO Corp.(NON)(S)	27,828	1,219,980

EnPro Industries, Inc.(NON)(S)	24,285	837,104

Gardner Denver, Inc.(S)	19,234	1,095,953

Kennametal, Inc.	44,900	1,656,810

Manitowoc Co., Inc. (The)(S)	153,668	1,844,016

Oshkosh Corp.(NON)(S)	92,654	2,086,568

Terex Corp.(NON)	50,100	976,950

WABCO Holdings, Inc.(NON)	92,800	5,096,576

Woodward, Inc.	22,300	748,611

		17,862,136
Media (0.9%)

Gannett Co., Inc.(S)	134,800	1,902,028

Valassis Communications, Inc.(NON)(S)	47,000	1,059,850

		2,961,878
Metals and mining (2.1%)

Cliffs Natural Resources, Inc.(S)	45,800	1,872,762

Coeur d'Alene Mines Corp.(NON)	38,500	627,935

Reliance Steel & Aluminum Co.	45,017	2,317,475

Walter Energy, Inc.	60,300	2,068,290

		6,886,462
Multiline retail (0.7%)

Dollar Tree, Inc.(NON)	26,202	1,319,009

Saks, Inc.(NON)(S)	96,767	1,009,280

		2,328,289
Multi-utilities (0.3%)

Black Hills Corp.	31,600	1,006,460

		1,006,460
Oil, gas, and consumable fuels (3.0%)

Berry Petroleum Co. Class A(S)	38,705	1,471,564

Cabot Oil & Gas Corp.(S)	31,828	1,342,823

Contango Oil & Gas Co.(NON)(S)	13,400	793,950

HollyFrontier Corp.	55,800	2,086,362

SM Energy Co.	12,700	598,043

Stone Energy Corp.(NON)(S)	48,200	1,265,732

Tesoro Corp.(NON)	50,000	1,382,500

Whiting Petroleum Corp.(NON)	24,728	999,011

		9,939,985
Paper and forest products (0.2%)

Domtar Corp. (Canada)	9,700	716,442

		716,442
Personal products (0.7%)

Inter Parfums, Inc.(S)	151,000	2,455,260

		2,455,260
Pharmaceuticals (2.1%)

Endo Health Solutions, Inc.(NON)	48,444	1,440,240

Impax Laboratories, Inc.(NON)	118,800	2,639,736

Medicis Pharmaceutical Corp. Class A	85,743	2,822,660

		6,902,636
Professional services (2.1%)

Dun & Bradstreet Corp. (The)(S)	30,728	2,464,078

Heidrick & Struggles International, Inc.	37,500	501,750

Towers Watson & Co. Class A	39,700	2,327,611

TrueBlue, Inc.(NON)	107,054	1,629,362

		6,922,801
Real estate investment trusts (REITs) (4.8%)

DiamondRock Hospitality Co.	182,111	1,722,770

Entertainment Properties Trust	9,564	431,910

Hospitality Properties Trust	91,394	2,218,132

Kimco Realty Corp.	32,522	633,854

LaSalle Hotel Properties	85,494	2,245,072

LTC Properties, Inc.	34,257	1,222,975

Macerich Co. (The)	19,313	1,128,072

National Health Investors, Inc.(S)	20,262	1,087,867

National Retail Properties, Inc.	30,378	896,151

Omega Healthcare Investors, Inc.	73,942	1,792,354

Taubman Centers, Inc.	16,739	1,297,607

Ventas, Inc.	18,963	1,275,262

		15,952,026
Real estate management and development (0.8%)

Jones Lang LaSalle, Inc.	39,900	2,660,931

		2,660,931
Road and rail (0.2%)

Arkansas Best Corp.	44,767	612,860

		612,860
Semiconductors and semiconductor equipment (4.3%)

Cymer, Inc.(NON)(S)	15,800	903,918

KLA-Tencor Corp.	21,126	1,075,525

Lam Research Corp.(NON)	59,868	2,060,058

MKS Instruments, Inc.(S)	43,180	1,139,952

Omnivision Technologies, Inc.(NON)	105,200	1,474,904

PMC - Sierra, Inc.(NON)(S)	217,800	1,158,696

RF Micro Devices, Inc.(NON)	232,600	902,488

Silicon Laboratories, Inc.(NON)(S)	30,400	1,123,280

Skyworks Solutions, Inc.(NON)	103,306	2,988,643

Teradyne, Inc.(NON)(S)	95,100	1,398,921

		14,226,385
Software (4.3%)

ANSYS, Inc.(NON)(S)	32,835	1,968,787

Autodesk, Inc.(NON)	38,400	1,302,528

Blackbaud, Inc.	50,993	1,375,791

FactSet Research Systems, Inc.(S)	9,008	837,384

Fair Isaac Corp.(S)	43,419	1,879,609

Manhattan Associates, Inc.(NON)	41,600	1,942,304

Progress Software Corp.(NON)(S)	48,050	934,092

Synopsys, Inc.(NON)(S)	57,131	1,730,498

TIBCO Software, Inc.(NON)	53,898	1,513,995

Websense, Inc.(NON)	59,614	894,806

		14,379,794
Specialty retail (3.3%)

Aaron's, Inc.	37,200	1,091,076

Aeropostale, Inc.(NON)	66,703	1,315,383

ANN, Inc.(NON)	54,242	1,468,873

Buckle, Inc. (The)(S)	33,211	1,284,269

Cabela's, Inc.(NON)(S)	59,807	2,747,534

Cato Corp. (The) Class A	33,485	937,580

Jos. A. Bank Clothiers, Inc.(NON)(S)	48,075	2,031,650

		10,876,365
Textiles, apparel, and luxury goods (2.3%)

Crocs, Inc.(NON)(S)	83,800	1,286,330

Deckers Outdoor Corp.(NON)	33,700	1,405,627

Jones Group, Inc. (The)	149,300	1,578,101

Maidenform Brands, Inc.(NON)(S)	48,408	1,020,441

Perry Ellis International, Inc.(NON)(S)	24,207	456,302

True Religion Apparel, Inc.	37,700	989,248

Wolverine World Wide, Inc.(S)	21,483	954,490

		7,690,539
Thrifts and mortgage finance (1.1%)

Kaiser Federal Financial Group, Inc.	115,296	1,676,404

Provident New York Bancorp	230,298	1,902,261

		3,578,665
Tobacco (0.2%)

Universal Corp.(S)	17,394	792,123

		792,123
Trading companies and distributors (0.8%)

Applied Industrial Technologies, Inc.(S)	44,206	1,642,695

MSC Industrial Direct Co., Inc. Class A	13,400	920,977

		2,563,672

Total common stocks (cost $268,499,910)		$314,324,895

SHORT-TERM INVESTMENTS (23.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	64,275,995	$64,275,995

Putnam Money Market Liquidity Fund 0.13%(e)	15,196,237	15,196,237

Total short-term investments (cost $79,472,232)		$79,472,232

TOTAL INVESTMENTS

Total investments (cost $347,972,142)(b)		$393,797,127

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $332,538,671.
(b)	The aggregate identified cost on a tax basis is $348,840,001, resulting in gross unrealized appreciation and depreciation of $71,844,842 and $26,887,716, respectively, or net unrealized appreciation of $44,957,126.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $62,930,483. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $64,275,995, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,487 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,509,655 and $17,710,988, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$46,781,339	$—	$—
Consumer staples	8,057,984	—	—
Energy	20,908,719	—	—
Financials	68,808,084	2,010,547	—
Health care	36,099,841	—	—
Industrials	52,634,114	—	—
Information technology	51,210,628	—	—
Materials	22,968,543	—	—
Utilities	4,845,096	—	—
Total common stocks	312,314,348	2,010,547	—
Short-term investments	15,196,237	64,275,995	—

Totals by level	$327,510,585	$66,286,542	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value

Aerospace and defense (3.2%)

L-3 Communications Holdings, Inc.	87,100	$6,174,519

Northrop Grumman Corp.(S)	117,800	7,798,360

		13,972,879
Auto components (0.9%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	151,800	1,637,922

Tenneco, Inc.(NON)	71,400	2,091,306

		3,729,228
Beverages (2.4%)

Coca-Cola Enterprises, Inc.	358,400	10,508,288

		10,508,288
Capital markets (4.0%)

Ameriprise Financial, Inc.	90,962	4,704,555

Charles Schwab Corp. (The)(S)	273,600	3,455,568

E*Trade Financial Corp.(NON)	143,318	1,093,516

Fortress Investment Group LLC Class A	710,669	2,686,329

Invesco, Ltd.	151,200	3,346,056

Raymond James Financial, Inc.	63,587	2,137,795

		17,423,819
Chemicals (3.1%)

Celanese Corp. Ser. A	132,700	5,059,851

Georgia Gulf Corp.	50,100	1,642,278

LyondellBasell Industries NV Class A (Netherlands)	115,000	5,120,950

Tronox, Ltd. Class A(NON)(S)	69,000	1,598,730

		13,421,809
Commercial banks (4.7%)

Bancorp, Inc. (The)(NON)(S)	427,699	3,998,986

Fifth Third Bancorp	237,400	3,280,868

First Horizon National Corp.	692,700	5,700,921

UMB Financial Corp.(S)	43,300	2,080,998

Wells Fargo & Co.	168,466	5,695,835

		20,757,608
Commercial services and supplies (1.9%)

ACCO Brands Corp.(NON)(S)	493,900	4,183,333

Healthcare Services Group, Inc.(S)	195,318	4,234,494

		8,417,827
Communications equipment (1.8%)

Cisco Systems, Inc.	213,100	3,398,945

Polycom, Inc.(NON)	314,700	2,750,478

Tellabs, Inc.	550,100	1,809,829

		7,959,252
Computers and peripherals (1.0%)

Electronics for Imaging, Inc.(NON)	132,800	1,941,536

NetApp, Inc.(NON)	76,203	2,489,552

		4,431,088
Containers and packaging (4.3%)

Sealed Air Corp.(S)	205,100	3,322,620

Silgan Holdings, Inc.	380,300	15,672,162

		18,994,782
Diversified financial services (2.7%)

Bank of America Corp.	405,800	2,978,572

Citigroup, Inc.	100,700	2,731,991

JPMorgan Chase & Co.	174,100	6,267,600

		11,978,163
Electric utilities (2.6%)

American Electric Power Co., Inc.	71,000	2,999,040

Great Plains Energy, Inc.	276,200	6,126,116

XCEL Energy, Inc.	82,500	2,417,250

		11,542,406
Electrical equipment (1.6%)

AMETEK, Inc.	222,975	6,912,225

		6,912,225
Energy equipment and services (5.0%)

Cameron International Corp.(NON)	116,400	5,851,428

Ensco PLC Class A (United Kingdom)	80,600	4,378,998

Key Energy Services, Inc.(NON)(S)	344,400	2,758,644

National Oilwell Varco, Inc.	68,800	4,974,240

Oil States International, Inc.(NON)	56,700	4,122,090

		22,085,400
Food products (0.9%)

Mead Johnson Nutrition Co.	53,700	3,917,952

		3,917,952
Health-care equipment and supplies (8.1%)

Alere, Inc.(NON)	293,900	5,545,893

Covidien PLC (Ireland)	195,242	10,910,123

Merit Medical Systems, Inc.(NON)(S)	431,880	5,834,699

St. Jude Medical, Inc.	175,600	6,560,416

Stryker Corp.(S)	128,700	6,696,261

		35,547,392
Health-care providers and services (3.8%)

Aetna, Inc.	105,900	3,818,754

CIGNA Corp.	65,800	2,650,424

Mednax, Inc.(NON)	120,400	7,962,052

WellCare Health Plans, Inc.(NON)	33,600	2,177,952

		16,609,182
Hotels, restaurants, and leisure (1.1%)

McDonald's Corp.	52,800	4,718,208

		4,718,208
Household durables (3.1%)

Garmin, Ltd.	65,000	2,509,650

Newell Rubbermaid, Inc.	268,244	4,734,507

NVR, Inc.(NON)	2,600	2,012,348

Skullcandy, Inc.(NON)(S)	295,900	4,263,919

		13,520,424
Household products (1.4%)

Church & Dwight Co., Inc.(S)	69,013	3,975,839

Energizer Holdings, Inc.(NON)(S)	28,100	2,185,337

		6,161,176
Industrial conglomerates (2.6%)

Tyco International, Ltd.	203,400	11,174,796

		11,174,796
Insurance (6.2%)

Brown & Brown, Inc.	120,100	3,031,324

Employers Holdings, Inc.	170,135	3,042,014

Hanover Insurance Group, Inc. (The)	42,600	1,493,982

Hartford Financial Services Group, Inc. (The)(S)	205,434	3,379,389

Marsh & McLennan Cos., Inc.	140,400	4,662,684

Validus Holdings, Ltd.	117,400	3,819,022

XL Group PLC	377,600	7,797,440

		27,225,855
IT Services (0.6%)

Total Systems Services, Inc.	100,996	2,388,555

		2,388,555
Leisure equipment and products (1.3%)

LeapFrog Enterprises, Inc.(NON)	173,500	1,993,515

Mattel, Inc.	109,800	3,861,666

		5,855,181
Machinery (6.3%)

Eaton Corp.(S)	75,800	3,323,072

Gardner Denver, Inc.(S)	85,200	4,854,696

Joy Global, Inc.(S)	53,200	2,763,208

Snap-On, Inc.(S)	167,300	11,339,594

Stanley Black & Decker, Inc.(S)	55,200	3,692,328

Wabtec Corp.	22,614	1,790,577

		27,763,475
Media (2.6%)

Interpublic Group of Companies, Inc. (The)(S)	140,000	1,381,800

Regal Entertainment Group Class A(S)	353,000	4,878,460

Time Warner, Inc.(S)	133,200	5,210,784

		11,471,044
Metals and mining (0.7%)

Steel Dynamics, Inc.(S)	231,200	2,980,168

		2,980,168
Multiline retail (1.4%)

Dollar General Corp.(NON)	64,600	3,295,246

Macy's, Inc.	79,400	2,845,696

		6,140,942
Multi-utilities (2.0%)

Ameren Corp.	125,600	4,296,776

DTE Energy Co.	75,300	4,621,161

		8,917,937
Office electronics (1.3%)

Xerox Corp.(S)	793,400	5,498,262

		5,498,262
Oil, gas, and consumable fuels (4.7%)

Apache Corp.	31,300	2,695,556

Cabot Oil & Gas Corp.(S)	21,500	907,085

Marathon Oil Corp.	246,400	6,522,208

Pioneer Natural Resources Co.	40,555	3,594,390

Southwestern Energy Co.(NON)(S)	119,500	3,973,375

Swift Energy Co.(NON)(S)	151,400	2,829,666

		20,522,280
Personal products (0.9%)

Avon Products, Inc.	265,900	4,118,791

		4,118,791
Pharmaceuticals (3.1%)

Pfizer, Inc.	250,300	6,017,212

ViroPharma, Inc.(NON)(S)	154,202	3,347,725

Watson Pharmaceuticals, Inc.(NON)(S)	55,300	4,303,999

		13,668,936
Real estate management and development (0.3%)

CBRE Group, Inc. Class A(NON)	85,600	1,333,648

		1,333,648
Software (1.0%)

Synopsys, Inc.(NON)	141,800	4,295,122

		4,295,122
Specialty retail (4.4%)

Abercrombie & Fitch Co. Class A	60,100	2,031,380

AutoZone, Inc.(NON)	3,700	1,388,351

Bed Bath & Beyond, Inc.(NON)(S)	30,600	1,865,070

Best Buy Co., Inc.(S)	214,800	3,885,732

GameStop Corp. Class A(S)	147,400	2,361,348

Staples, Inc.(S)	189,800	2,418,052

TJX Cos., Inc. (The)	114,800	5,083,344

		19,033,277

Total common stocks (cost $405,919,831)		$424,997,377

SHORT-TERM INVESTMENTS (22.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	84,835,880	$84,835,880

Putnam Money Market Liquidity Fund 0.13%(e)	15,035,848	15,035,848

Total short-term investments (cost $99,871,728)		$99,871,728

TOTAL INVESTMENTS

Total investments (cost $505,791,559)(b)		$524,869,105

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $438,109,798.
(b)	The aggregate identified cost on a tax basis is $506,421,085, resulting in gross unrealized appreciation and depreciation of $47,511,842 and $29,063,822, respectively, or net unrealized appreciation of $18,448,020.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $81,992,192.
The fund received cash collateral of $84,835,880, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,688 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $48,495,982 and $49,777,059, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$64,468,304	$—	$—
Consumer staples	24,706,207	—	—
Energy	42,607,680	—	—
Financials	78,719,093	—	—
Health care	65,825,510	—	—
Industrials	68,241,202	—	—
Information technology	24,572,279	—	—
Materials	35,396,759	—	—
Utilities	20,460,343	—	—
Total common stocks	424,997,377	—	—
Short-term investments	15,035,848	84,835,880	—

Totals by level	$440,033,225	$84,835,880	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012